May 11, 2004



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

         RE:      Gabelli Capital Series Funds, Inc. (the "Fund")
                  FILE NOS. 33-61254/811-7644

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the above-named Fund does not differ from that contained in Post-Effective Amendment No. 11 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on April 29, 2004 (Accession # 0000935069-04-000671).

Should you have any comments on this filing,  please contact the  undersigned at
(617) 338-4349.

Sincerely,


/S/ ARLENE LONERGAN
Arlene Lonergan
Senior Regulatory Administrator




cc:      B. Alpert
         J. McKee
         D. Schloendorn
         T. Hamlin
         J. Huntington